Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Operating Lease

For the year ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	373,230
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	643,722
Weighted average remaining lease term
Operating leases	4.59 years
Weighted average discount rate
Operating leases	7.46%

Schedule of Maturity Analysis of Annual Undiscounted Cash Flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Years ending December 31,
2020	347,647
2021	283,836
2022	194,472
2023	137,684
2024	73,986
Thereafter	159,095
Less imputed interest	226,338
Total	970,382

Schedule of Future Minimum Payments Under Non-cancelable Operating Leases

Future minimum payments under non-cancelable operating leases related to offices and schools consisted of the following at December 31, 2018:

Years ending December 31,
2019	303,126
2020	217,290
2021	148,625
2022	90,340
2023	20,052
Thereafter	74,954
854,387